Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

Inventories consist of:

	2013	2012

Raw materials and supplies	$947	$911
Work-in-process	273	260
Finished goods	339	283
Tooling and engineering	1,078	1,058

	$2,637	$2,512

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.